Borrowings	6 Months Ended
Jun. 30, 2026
Borrowings [abstract]
Borrowings

Note 15	Borrowings
Borrowings are initially recognized at fair value if determinable, net of transaction costs incurred. Borrowings are subsequently stated at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the income statement over the period of the borrowings using the effective interest method.
Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the balance sheet date.
Borrowings of the Group at period-end include the following:

in € thousand	June 30, 2026	December 31, 2025
NON-CURRENT
Borrowings and other loans	165,631	161,261
CURRENT
Borrowing and other loans	18,428	17,905
TOTAL BORROWINGS	184,060	179,167
As of June 30, 2026 the carrying amount of bank borrowings and other loans was €184.1 million. Of this, €180.1 million (December 31, 2025: €173.4 million) related to the Pharmakon Loan Agreement.
Other borrowings related to the financing of research and development expenses included the CIR (research and development tax credit in France) of €3.1 million (December 31, 2025: €3.1 million) and the CEPI grant in the amount of €0.9 million (December 31, 2025: €2.6 million), which relates to advance payments that are expected to be paid back in the future. As result of the withdrawal of the IXCHIQ license in U.S., two milestones under the CEPI agreement are no longer expected to be met. Acordingly, the outstanding balance associated with these milestones was reduced in the first half of 2026.

The maturity of the borrowings is as follows:

in € thousand	June 30, 2026	December 31, 2025
Between 1 and 3 years	29,581	28,715
Between 3 and 5 years	135,198	131,953
Over 5 years	852	594
NON-CURRENT BORROWINGS	165,631	161,261
Current borrowings	18,428	17,905
TOTAL BORROWINGS	184,060	179,167
The carrying amounts of the Group’s borrowings are denominated in the following currencies:

in € thousand	June 30, 2026	December 31, 2025
Borrowings denominated in EUR	3,144	3,144
Borrowings denominated in USD	180,915	176,022
TOTAL BORROWINGS	184,060	179,167
15.1    Principal loan
On October 6, 2025, Valneva announced a new non-dilutive debt facility of up to $500.0 million with funds managed by Pharmakon Advisors, LP. This new loan supersedes and fully replaces the previous D&O Loan Agreement. The transaction is accounted for as a separate, new financing arrangement and does not meet the criteria for a modification of the existing agreement in accordance with IFRS. The initial $215.0 million tranche was used to fully repay Valneva Austria’s existing debt with D&O including related fees and expenses, while the remaining $285.0 million may be drawn later for future business development opportunities subject to mutual agreement between the parties. The new facility extends Valneva’s debt maturity from Q1 2026 to Q4 2030, lowers its interest rate, and enhances financial flexibility.
As at June 30, 2026, no further tranches have been drawn. The book value of the loan amounts to $205.2 million (€180.1 million). The interest-only period on the initial tranche lasts until the fourth quarter of 2030, and the loan will mature in October 2030. The interest rate on the initial tranche is 9.00%, translating into an effective interest rate of 10.84% as of June 30, 2026. Transaction costs amounting to $11.8 million (€10.1 million) have been deducted from the loan proceeds received in October 2025. Thereof an amount of $0.6 million (€0.5 million) was paid in 2026.
Similar to the D&O Loan Agreement, the loan with Pharmakon is secured by substantially all of Valneva’s assets, including its intellectual property, and is guaranteed by Valneva SE and certain of its subsidiaries, There are no financial covenants attached to the Pharmakon Loan Agreement. The previous D&O Loan Agreement included liquidity and revenue-based covenants, which the Group complied with throughout the period. The Pharmakon Loan Agreement contains only customary affirmative and restrictive covenants. The Pharmakon Loan Agreement is included in the balance sheet item “Borrowings”.
The Pharmakon Loan Agreement and the previous D&O Loan Agreement, which the Pharmakon Loan superseded and fully replaced during the fourth quarter of 2025, developed as follows:

in € thousand	June 30, 2026	December 31, 2025
BALANCE AS AT JANUARY 1	173,407	180,841
Proceeds of issue	—	182,979
Transaction costs	—	(10,130)
Principal repayment	—	(170,213)
Accrued interest	9,721	28,403
Payment of interest	(8,505)	(17,558)
Exchange rate difference	5,428	(20,916)
BALANCE AS AT CLOSING DATE	180,052	173,407
Less: non-current portion	(162,833)	(156,710)
CURRENT PORTION	17,218	16,697
15.2    Fair value of borrowings and other loans
The fair value of the borrowings and other loans are calculated by discounting the contractual cash flows with interest rates derived from relevant bond yields and swap rates and adjusted for any further potential risk and liquidity risks related to the nature of each loan. The relevant bond yields were determined by an internal analysis based on Moody’s RiskCalc corporate rating methodology. In the six months ended June 30, 2026, the resulting calculations revealed no material difference between the carrying amount and the fair value.